Document and Entity Information	Feb. 07, 2020
Document And Entity Information [Line Items]
Entity Address, Country	BM
Amendment Flag	false
Entity Central Index Key	0001091748
Document Type	8-K
Document Period End Date	Feb. 07, 2020
Entity Registrant Name	Argo Group International Holdings, Ltd.
Entity Incorporation State Country Code	D0
Entity File Number	001-15259
Entity Tax Identification Number	98-0214719
Entity Address, Address Line One	110 Pitts Bay Road
Entity Address, Address Line Two	110 Pitts Bay Road
Entity Address, City or Town	Pembroke
Entity Address, Postal Zip Code	HM 08
City Area Code	(441)
Local Phone Number	296-5858
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value of $1.00 per share
Trading Symbol	ARGO
Security Exchange Name	NYSE
Senior Notes [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantee of Argo Group U.S., Inc. 6.500% Senior Notes due 2042
Trading Symbol	ARGD
Security Exchange Name	NYSE